Subsequent Events (Details) - Subsequent event	Jan. 26, 2021 $ / shares
Subsequent Events
Dividend declared, date	Jan. 26, 2021
Dividend declared (in dollars per share)	$ 1.63
Dividend payable, date	Mar. 10, 2021
Shareholders of record, date	Feb. 10, 2021